Portfolio of Investments
As of December 31, 2023
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —163.4%
ALABAMA—4.6%
Black Belt Energy Gas District
VRN, Series A, 4.00%, 12/01/2052	$3,000,000	$ 2,957,140
VRDN, Series D-1, 5.50%, 06/01/2049	570,000	609,979
Jacksonville Public Educational Building Authority, (AGM), Series A, 5.25%, 08/01/2053	3,000,000	3,274,280
Total Alabama		6,841,399
ARIZONA—3.4%
Arizona Industrial Development Authority
Series A, 7.75%, 07/01/2050(a)(b)	725,000	43,500
Series A, 4.50%, 07/01/2054	1,115,000	1,024,254
Series B, 5.00%, 01/01/2049	70,000	36,578
Series D-2, 7.75%, 01/01/2054(a)	50,000	24,894
Maricopa County Industrial Development Authority, Series A, 3.00%, 09/01/2051	1,000,000	726,029
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/2047	3,000,000	3,251,028
Total Arizona		5,106,283
CALIFORNIA—16.5%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054	2,000,000	2,115,642
California Health Facilities Financing Authority, Series A-2, 5.00%, 11/01/2047	1,000,000	1,230,023
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(a)	550,000	440,704
City of South San Francisco, 4.00%, 09/01/2044	1,000,000	936,761
Golden State Tobacco Securitization Corp.
Series A-1, 5.00%, 06/01/2051	1,500,000	1,571,746
Series B, 0.00%06/01/2066(c)	40,820,000	4,802,547
Inland Empire Tobacco Securitization Corp.
0.00%06/01/2057(a)(c)	3,900,000	295,803
0.00%06/01/2057(a)(c)	2,500,000	154,902
Irvine Facilities Financing Authority, Series A, 4.25%, 05/01/2053	5,000,000	5,020,451
State of California
3.00%, 03/01/2046	2,000,000	1,706,104
4.00%, 10/01/2050	5,000,000	5,125,644
Tobacco Securitization Authority of Southern California
0.00%06/01/2046(c)	3,015,000	485,781
0.00%06/01/2046(c)	3,235,000	626,454
Total California		24,512,562
COLORADO—13.4%
Beacon Point Metropolitan District, (AGM), 5.00%, 12/01/2030	600,000	620,792
City & County of Denver Airport System Revenue, Series A, 5.00%, 12/01/2048	1,000,000	1,029,534
Shares or Principal Amount		Value

Colorado Educational & Cultural Facilities Authority
(MORAL OBLG), 5.00%, 08/15/2034	$1,000,000	$ 1,009,983
(Pre-refunded @ $100.000000, 04/01/2025), 5.25%, 04/01/2045(a)	700,000	719,078
5.00%, 12/15/2045(a)	500,000	501,838
4.00%, 05/01/2046	25,000	21,925
5.25%, 07/01/2046(a)	500,000	474,099
5.13%, 11/01/2049	765,000	763,654
Colorado Health Facilities Authority
8.00%, 08/01/2043	1,660,000	1,632,486
5.00%, 12/01/2054(a)	525,000	327,209
Series A, 5.00%, 12/01/2035	1,000,000	1,008,268
Series A, 5.00%, 11/01/2044	1,465,000	1,539,371
Series A, 5.00%, 11/15/2048	1,000,000	1,040,838
Series A, 5.00%, 05/15/2049	500,000	321,928
Series A, 4.00%, 11/15/2050	500,000	473,624
Series A, 6.25%, 12/01/2050(a)	505,000	339,539
Series A, 3.00%, 11/15/2051	2,000,000	1,499,327
Series A-1, 5.00%, 09/15/2048	750,000	660,967
Series A-2, 5.00%, 08/01/2044	290,000	302,002
Denver Health & Hospital Authority, 4.00%, 12/01/2038	500,000	477,728
Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	655,000	636,757
Jefferson County School District R-1, (ST AID WITHHLDG), 5.25%, 12/15/2024	750,000	766,066
Public Authority for Colorado Energy
6.25%, 11/15/2028	865,000	926,014
6.50%, 11/15/2038	2,250,000	2,834,846
Total Colorado		19,927,873
DISTRICT OF COLUMBIA—0.5%
District of Columbia, 5.00%, 06/01/2050	760,000	711,739
FLORIDA—5.0%
Capital Projects Finance Authority, Series A-1, 5.00%, 11/01/2058	1,000,000	1,008,873
Escambia County Health Facilities Authority, Series A, 4.00%, 08/15/2050	1,150,000	1,011,522
Hillsborough County Industrial Development Authority, Series A, 3.50%, 08/01/2055	6,875,000	5,406,384
Total Florida		7,426,779
GEORGIA—8.5%
Bartow County Development Authority, VRDN, 4.45%, 11/01/2062	1,200,000	1,200,000
Municipal Electric Authority of Georgia
(BAM-TCRS), Series A, 5.00%, 01/01/2056	5,000,000	5,114,091
Series A, 4.00%, 01/01/2059	4,000,000	3,767,094
(BAM-TCRS), Series A, 5.00%, 01/01/2063	2,500,000	2,557,046
Total Georgia		12,638,231
GUAM—2.8%
Guam Government Waterworks Authority, 5.00%, 07/01/2037	3,000,000	3,116,748
Port Authority of Guam, Series A, 5.00%, 07/01/2048	1,050,000	1,074,355
Total Guam		4,191,103

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments   (continued)
As of December 31, 2023
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
IDAHO—3.6%
Idaho Health Facilities Authority, Series A, 3.00%, 03/01/2051	$4,630,000	$ 3,355,660
Idaho Housing & Finance Association
Series A, 4.00%, 07/15/2039	1,000,000	1,019,981
(SCH BD GTY), Series A, 4.00%, 05/01/2050	1,055,000	977,685
Total Idaho		5,353,326
ILLINOIS—12.4%
Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2045	585,000	610,481
5.00%, 04/01/2046	905,000	908,502
(BAM-TCRS), 5.75%, 04/01/2048	4,000,000	4,398,116
Chicago O'Hare International Airport, Series B, 5.00%, 01/01/2031	750,000	750,094
Illinois Finance Authority
Series A, 5.00%, 10/01/2048	1,000,000	1,083,752
Series A, 5.00%, 08/15/2051	4,355,000	4,683,267
Series A, 5.25%, 10/01/2053	500,000	549,811
Illinois State Toll Highway Authority, Series A, 5.00%, 01/01/2042	2,700,000	3,063,441
Metropolitan Pier & Exposition Authority
(AGM-CR), Series A, 0.00%12/15/2052(c)	4,625,000	1,227,302
(BAM-TCRS), Series B, 0.00%12/15/2054(c)	5,000,000	1,196,463
Total Illinois		18,471,229
INDIANA—0.0%
Town of Shoals, 7.25%, 11/01/2043	25,000	25,036
LOUISIANA—0.3%
Louisiana Offshore Terminal Authority, VRN, Series A, 4.20%, 09/01/2033	500,000	516,461
MASSACHUSETTS—1.1%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2039	580,000	614,080
Series N, 5.00%, 10/01/2043	1,075,000	1,096,584
Total Massachusetts		1,710,664
MINNESOTA—10.1%
City of Anoka, 5.38%, 11/01/2034	610,000	578,974
City of Apple Valley
Series B, 5.00%, 01/01/2047	715,000	419,028
Series D, 7.00%, 01/01/2037	685,000	478,929
Series D, 7.25%, 01/01/2052	1,035,000	653,695
City of Bethel Housing & Health Care Facilities Revenue, Series A, 5.50%, 12/01/2048	500,000	417,238
City of Brooklyn Park
Series A, 5.00%, 03/01/2034	925,000	880,988
Series A, 5.00%, 03/01/2039	170,000	156,072
City of Crookston, 5.00%, 05/01/2051	1,390,000	957,200
City of Hayward, 5.75%, 02/01/2044	500,000	402,853
City of Maple Grove
5.00%, 09/01/2030	865,000	886,127
4.00%, 05/01/2037	1,000,000	961,190
City of Maple Plain, 5.00%, 07/01/2054	1,500,000	1,274,614
Shares or Principal Amount		Value

City of Minneapolis
5.00%, 11/01/2035	$220,000	$ 200,840
5.25%, 11/01/2045	850,000	748,496
Series A, 5.00%, 11/15/2033	500,000	510,767
Series A, 5.00%, 11/15/2034	500,000	510,028
City of Otsego, Series A, 5.00%, 09/01/2034	230,000	221,337
City of Rochester, Series A, 6.88%, 12/01/2048	1,220,000	1,207,706
City of Shakopee, 4.00%, 09/01/2031	205,000	203,984
City of St. Cloud, Series A, 5.00%, 04/01/2046	375,000	300,309
Deephaven Housing & Healthcare
Series A, 5.00%, 04/01/2038	280,000	243,928
Series A, 5.00%, 04/01/2040	270,000	230,919
Housing & Redevelopment Authority of The City of St. Paul Minnesota
(Pre-refunded @ $100.000000, 11/15/2025), Series A, 5.00%, 11/15/2029	395,000	407,515
Series A, 5.00%, 07/01/2030	1,000,000	1,019,686
(Pre-refunded @ $100.000000, 11/15/2025), Series A, 5.00%, 11/15/2030	290,000	299,188
Series A, 5.50%, 07/01/2038(a)	240,000	241,968
Series A, 5.30%, 07/01/2045	630,000	597,502
Total Minnesota		15,011,081
MISSISSIPPI—2.0%
Mississippi Business Finance Corp., VRDN, Series A, 5.02%, 11/01/2032	2,940,000	2,940,000
MISSOURI—1.1%
Health & Educational Facilities Authority of the State of Missouri, (BAM-TCRS), 4.00%, 06/01/2053	1,630,000	1,612,294
NEW HAMPSHIRE—0.9%
New Hampshire Business Finance Authority, Series A, 5.25%, 07/01/2048	1,250,000	1,279,226
NEW JERSEY—3.2%
New Jersey Transportation Trust Fund Authority, (BAM-TCRS), Series AA, 4.00%, 06/15/2050	2,210,000	2,191,589
South Jersey Transportation Authority, (BAM-TCRS), Series A, 5.00%, 11/01/2045	2,455,000	2,609,506
Total New Jersey		4,801,095
NEW YORK—19.9%
City of New York, Series B-1, 5.25%, 10/01/2047	1,500,000	1,696,232
New York City Housing Development Corp.
Series A, 4.85%, 11/01/2053	500,000	515,313
Series A, 5.00%, 05/01/2063	2,000,000	2,117,328
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.00%, 05/01/2047	2,000,000	2,231,895
New York Liberty Development Corp., (BAM-TCRS), Series A, 2.88%, 11/15/2046	7,000,000	5,480,680
New York State Dormitory Authority
(AGM), Series A, 3.00%, 09/01/2050	5,600,000	4,277,145
Series E, 3.00%, 03/15/2050	2,500,000	1,992,838

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments   (continued)
As of December 31, 2023
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York State Thruway Authority, Series C, 5.00%, 03/15/2053	$4,000,000	$ 4,366,679
New York Transportation Development Corp.
6.00%, 04/01/2035	500,000	556,998
6.00%, 06/30/2054	500,000	552,117
5.38%, 06/30/2060	500,000	518,727
State of New York Mortgage Agency Homeowner Mortgage Revenue, (SONYMA), Series 250, 4.90%, 10/01/2053	3,500,000	3,576,009
Westchester County Local Development Corp.
(AGM), 5.75%, 11/01/2048	200,000	227,586
Series A, 5.00%, 05/01/2034	1,500,000	1,504,613
Total New York		29,614,160
OHIO—6.0%
American Municipal Power, Inc., Series A, 4.00%, 02/15/2036	2,500,000	2,620,170
Buckeye Tobacco Settlement Financing Authority
Series A-2, 4.00%, 06/01/2048	3,000,000	2,770,682
Series B-2, 5.00%, 06/01/2055	2,105,000	1,978,186
County of Cuyahoga, 5.50%, 02/15/2057	1,000,000	1,019,566
State of Ohio, VRDN, Series C, 4.30%, 01/15/2045	600,000	600,000
Total Ohio		8,988,604
OREGON—5.4%
City of Portland Sewer System Revenue
Series A, 5.00%, 12/01/2042	2,195,000	2,493,891
Series A, 5.00%, 12/01/2047	3,000,000	3,335,282
Union County Hospital Facility Authority
5.00%, 07/01/2039	1,665,000	1,736,646
5.00%, 07/01/2047	500,000	507,616
Total Oregon		8,073,435
PENNSYLVANIA—6.7%
City of Philadelphia, Series A, 4.00%, 05/01/2042	500,000	500,291
Huntingdon County General Authority, Series T, 5.00%, 10/01/2051	2,500,000	2,442,749
Montgomery County Higher Education & Health Authority
Series A, 5.00%, 09/01/2043	3,515,000	3,651,632
Series B, 4.00%, 05/01/2056	3,500,000	3,344,232
Total Pennsylvania		9,938,904
PUERTO RICO—14.1%
Commonwealth of Puerto Rico
Series A1, 4.00%, 07/01/2037	99,821	95,300
Series A1, 4.00%, 07/01/2046	2,340,000	2,084,172
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	7,863,271	6,958,995
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority, 5.00%, 07/01/2035	360,000	395,808
Shares or Principal Amount		Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1, 0.00%07/01/2051(c)	$34,613,000	$ 8,082,617
Series A-1, 4.75%, 07/01/2053	3,480,000	3,443,987
Total Puerto Rico		21,060,879
SOUTH CAROLINA—1.7%
Clemson University, Series A, 4.00%, 05/01/2049	2,500,000	2,473,986
TEXAS—13.7%
Board of Regents of the University of Texas System, Series B, 5.00%, 08/15/2049	1,000,000	1,225,889
City of Austin Airport System Revenue, 5.00%, 11/15/2052	5,000,000	5,249,689
Clifton Higher Education Finance Corp., (PSF-GTD), 4.25%, 04/01/2048	2,000,000	2,003,758
Klein Independent School District, (PSF-GTD), 4.00%, 08/01/2043	2,000,000	2,053,378
London Independent School District, (PSF-GTD), 4.00%, 08/15/2052	2,500,000	2,462,959
New Hope Cultural Education Facilities Finance Corp.
Series A, 5.00%, 07/01/2051	135,000	92,475
Series B, 4.75%, 07/01/2051	160,000	72,000
Texas Municipal Gas Acquisition & Supply Corp. IV, VRN, Series B, 5.50%, 01/01/2054	2,250,000	2,500,470
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2055	955,000	957,071
5.00%, 06/30/2058	3,785,000	3,824,787
Total Texas		20,442,476
VIRGINIA—0.8%
Henrico County Economic Development Authority, Series A, 5.00%, 10/01/2052	1,200,000	1,231,069
WASHINGTON—3.6%
Washington Higher Education Facilities Authority, 4.00%, 04/01/2047	3,000,000	2,975,226
Washington State Housing Finance Commission, 6.38%, 07/01/2063(a)	2,125,000	2,318,615
Total Washington		5,293,841
WISCONSIN—2.1%
Public Finance Authority
5.00%, 06/15/2049	500,000	494,529
7.00%, 12/01/2050(a)	380,000	353,994
Series A, 5.00%, 02/01/2062	1,475,000	1,491,121
Wisconsin Health & Educational Facilities Authority, Series B, 5.00%, 07/01/2053	1,000,000	718,303
Total Wisconsin		3,057,947
Total Municipal Bonds		243,251,682

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments   (concluded)
As of December 31, 2023
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.5%
BlackRock Liquidity Funds MuniCash, Institutional	848,604	$ 848,689
Total Short-Term Investment		848,689
Total Investments (Cost $240,974,599)—163.9%		244,100,371
Liabilities in Excess of Other Assets—(63.9%)		(95,208,365)
Net Assets—100.0%		$148,892,006

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Defaulted - Not currently paying interest.
(c)	Zero coupon bond. Rate represents yield to maturity.

VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
5

Notes to Portfolio of Investments  (concluded)
December 31, 2023 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
6